Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Fuel in stock	$ 2,892	$ 3,254
Fuel in stock for sale	2,544	3,219
Stores, spares and others	5,083	3,995
Total Inventories	$ 10,519	$ 10,468